Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

35th Floor

New York, NY 10019

August 27, 2014

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Daily Russell 1000® Growth Index Bull 1.25X Shares, Direxion Daily Russell 1000® Value Index Bull 1.25X Shares, Direxion Daily S&P 500® Bull 1.25X Shares, Direxion Daily Mid Cap Bull 1.25X Shares, Direxion Daily Small Cap Bull 1.25X Shares, Direxion Daily Total Stock Market Bull 1.25X Shares, Direxion Daily FTSE Developed Markets Bull 1.25X Shares, Direxion Daily FTSE Emerging Markets Bull 1.25X Shares, Direxion Daily 7-10 Year Treasury Bond Bull 1.25X Shares, Direxion Daily 20+ Year Treasury Bond Bull 1.25X Shares and the Direxion Daily Total Bond Market Bull 1.25X Shares, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated August 22, 2014, filed electronically as Post-Effective Amendment No. 116 to the Trust’s Registration Statement on Form N-1A on August 22, 2014.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/Angela Brickl
Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC